AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2021		Mar. 31, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,447,747,720		2,447,747,720		2,556,011,720		2,447,747,720		2,556,011,720
Issuance of common shares		203,000,000		0		0		203,000,000		0
Common Stock, Shares, Issued, Ending Balance		2,650,747,720		2,447,747,720		2,556,011,720		2,650,747,720		2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		83,737,482		41,602,841		156,996,084		41,602,841		119,761,811
Sale of treasury shares		510,392,920		552,731,383		170,488,741		1,063,124,303		409,965,327
Issuance of common shares relating to mandatory convertible notes		203,000,000		(0)		(0)		203,000,000		(0)
Conversion of mandatory convertible notes		106,805		0		0		106,805		0
Repurchase of treasury shares		514,715,462		599,319,336		172,555,047		1,114,034,798		452,618,437
Share-based compensation, net of tax		51,473,883		4,453,312		44,650,431		55,927,195		48,002,962
Treasury Stock, Shares, Ending Balance		239,479,336		83,737,482		114,411,959		239,479,336		114,411,959
Common shares outstanding		2,411,268,384	[1]	2,364,010,238	[2]	2,441,599,761	[2]	2,411,268,384	[1]	2,441,599,761	[2]	2,406,144,879
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[3]	3,100,747,720		3,100,747,720				3,100,747,720				3,100,747,720
Unissued shares (in shares)		450,000,000		653,000,000		653,000,000		450,000,000		653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,524,164		111,193,477		111,193,477		111,524,164		111,193,477
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[4]			4,399,680,200				4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[4]	4,399,680,200						4,399,680,200
Treasury shares
Common shares outstanding	[4]	4,399,680,200						4,399,680,200				4,399,680,200
Par value (in CHF per share)	[4]	SFr 1.00						SFr 1.00				SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2021. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.